INCOME TAXES (TAX BENEFIT), NET - Deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Deferred tax assets	$ 560	$ 536
Deferred tax liabilities	(88)
Deferred tax benefit (expenses)	24	(433)	$ 396
Carryforward tax losses
Deferred income taxes
Deferred tax benefit (expenses)		(5)	5
Employee benefits and other liabilities
Deferred income taxes
Deferred tax benefit (expenses)		(237)	21
Share-based compensation
Deferred income taxes
Deferred tax assets	648	569
Deferred tax benefit (expenses)	79	(84)	296
Intangible assets
Deferred income taxes
Deferred tax benefit (expenses)		(74)	$ 74
Intangible assets, liability
Deferred income taxes
Deferred tax liabilities	(88)	(33)
Deferred tax benefit (expenses)	$ (55)	$ (33)